Credit substitutes (Tables)	12 Months Ended
Mar. 31, 2020
Credit substitutes by bank's internal credit quality indicators
The fair values of credit substitutes by the Bank’s internal credit quality indicators and amounts provided for other than temporary impairments is as follows:

	As of March 31,
	2019	2020	2020
	(In millions)
Pass	Rs.272,886.8	Rs.362,373.7	US$	4,806.7
Impaired—gross balance	—	—		—
Less: amounts provided for other than temporary impairments	—	—		—

Impaired credit substitutes, net	—	—		—

Total credit substitutes, net	Rs.272,886.8	Rs.362,373.7	US$	4,806.7

Impaired credit substitutes
Impaired credit substitutes:

As of March 31,
	2019		2020		2020
(In millions)
Gross impaired credit substitutes	Rs	—	Rs	—	US$	—
Gross impaired credit substitutes by industry	Rs.	—	Rs.	—	US$	—
Average impaired credit substitutes	Rs.	—	Rs.	—	US$	—
Interest income recognized on impaired credit substitutes	Rs.	—	Rs.	—	US$	—